Financial Instruments (Tables) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
Oct. 31, 2018
Reserve Quantities [Line Items]
Schedule of trade accounts receivable

	2018	2017
Current	$131,558	$10,400
1-30 days	112,420	9,700
31 days-older	8,930	11,650
	-	-
	$252,908	$31,750

Schedule of long-term debt, and finance lease payable

	Year 1	Years 2 - 3
Accounts payable and accrued liabilities	$2,382,694	$-
Convertible promissory notes	265,277	1,034,099
Long-term debt	-	50,000
Convertible debentures	-	931,099
Due to employee/officer	104,000	-
Interest payable	470,134	-
Deferred rent	-	31,256
Finance lease	99,134	97,680
Financial Instruments	$3,321,239	$2,144,134